Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Amendment Description
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000094762
Shareholder Report [Line Items]
Fund Name	TransWestern Institutional Short Duration Government Bond Fund
Trading Symbol	TWSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718.
Additional Information Phone Number	(800) 997-0718
Additional Information Website	www.TranswesternFunds.com
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 84,400,717
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 103,942
InvestmentCompanyPortfolioTurnover	92.00%